Business Segment and Geographical Information - Distribution of Capital Expenditure by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Capital expenditures	$ 48,397	$ 44,717	$ 42,601
Ireland
Segment Reporting Information [Line Items]
Capital expenditures	30,942	24,468	27,670
Rest of Europe
Segment Reporting Information [Line Items]
Capital expenditures	2,590	2,819	2,851
U.S.
Segment Reporting Information [Line Items]
Capital expenditures	9,311	11,027	8,432
Other
Segment Reporting Information [Line Items]
Capital expenditures	$ 5,554	$ 6,403	$ 3,648